Consolidated Balance Sheets $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Current assets
Cash and cash equivalents	€ 37,240,162	€ 15,465,243
Prepaid expenses and other current assets	1,519,023	947,501
Prepaid expenses and other current assets - related party		121,432
Total current assets	38,759,185	16,534,176
Non-current assets
Property and equipment, net	23,090	18,971
Other non-current assets - related party	3,350	3,350
Other non-current assets	1,241,215	945,618
Total non-current assets	1,267,655	967,939
Total assets	40,026,840	17,502,115
Current liabilities
Accounts payable	164,819	544,988
Accounts payable - related party	25,047	10,027
Accrued expenses	712,313	365,969
Accrued expenses - related party	132,141	1,359,191
Other current liabilities	100,719	53,243
Total current liabilities	1,135,039	2,333,418
Non-current liabilities
Retirement benefit obligation	30,618	17,388
Total long-term liabilities	30,618	17,388
Quotaholders’ and stockholders’ equity
Corporate capital		37,056
Additional paid-in capital		36,604,728
Common stock, no par value, 59,700,000 shares authorized and 18,216,858 shares issued and outstanding	65,880,990
Accumulated deficit	(27,019,807)	(21,490,475)
Total quotaholders’ and stockholders’ equity	38,861,183	15,151,309
Total liabilities and quotaholders’ and stockholders’ equity	€ 40,026,840	€ 17,502,115